The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Variable Portfolio – Short Duration U.S. Government Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2013 (Accession No. 0001193125-13-082655), which is incorporated herein by reference.